INVESTMENTS AT COST (Details Narrative) - USD ($)	May 23, 2024	Mar. 14, 2024	Apr. 25, 2024
Number of shares issued for subcription		19,000
Percentage of subscription		19.00%
Subscription Agreement [Member]
Subscription fee	$ 14,010
Health Wealth Happiness Pte Ltd [Member]
Ownership percentage			19.00%
Mr. Chan [Member]
Ownership percentage			11.00%
Joint Venture Company [Member]
Ownership percentage			70.00%